Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue
Schedule of revenues from different product groups and services

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Merchandise sales
Watches	1,218,573	1,034,461	176,958
Bags	1,518,841	1,119,800	400,218
Clothing, Footwear and Accessories	2,444,133	2,044,598	1,651,758
Jewelleries	1,043,535	764,321	320,690
Other products	384,792	827,068	436,420
Total merchandise sales	6,609,874	5,790,248	2,986,044
Marketplace and other services:
Marketplace services	182,895	200,051	116,026
Other services	52,811	29,382	29,554
Total marketplace and other services:	235,706	229,433	145,580
Total revenues	6,845,580	6,019,681	3,131,624

Schedule of Group's revenues from geographic areas

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
PRC, excluding Hong Kong	5,880,969	5,220,524	2,738,637
Hong Kong	952,508	789,667	387,163
Others	12,103	9,490	5,824
Total revenues	6,845,580	6,019,681	3,131,624